Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 21,511	$ 10,338
Restricted cash	435	405
Trade and other receivables	14,292	9,802
Inventories	15,164	17,208
Prepaid expenses	978	918
Total current assets	52,380	38,671
Non-current assets
Restricted cash	468	535
Non-current receivables	645
Investment in joint ventures	2,797	1,750
Property, plant and equipment	3,874	4,095
Intangible assets	180	203
Goodwill	4,569	4,019
Total non-current assets	12,533	10,602
Total assets	64,913	49,273
Current liabilities
Operating borrowings	1,200	2,111
Trade and other payables	9,736	7,235
Financial liabilities	4,913	3,939
Warranty provisions	1,174	1,221
Deferred revenue	12,734	10,788
Total current liabilities	29,757	25,294
Non-current liabilities
Other non-current liabilities	8,516	9,262
Non-current warranty provisions	921	841
Non-current deferred revenue	2,223	3,494
Total non-current liabilities	11,660	13,597
Total liabilities	41,417	38,891
Equity
Share capital	387,746	365,923
Contributed surplus	19,885	19,255
Accumulated other comprehensive loss	(1,822)	(3,623)
Deficit	(382,313)	(371,173)
Total equity	23,496	10,382
Total equity and liabilities	$ 64,913	$ 49,273